Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 5,297	$ 4,863
Interest-bearing deposits with banks	146,760	25,583
Cash and interest bearing deposits with banks	152,057	30,446
Trading loans, securities, and other (Note 4)	131,830	146,000
Non-trading financial assets at fair value through profit or loss (Note 4)	8,668	6,503
Derivatives (Note 4)	73,836	48,894
Financial assets designated at fair value through profit or loss (Note 4)	3,579	4,040
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	120,705	111,104
Total Trading and Non Trading Financial Assets	338,618	316,541
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	160,385	130,497
Securities purchased under reverse repurchase agreements (Note 4)	167,791	165,935
Loans (Notes 4, 6)
Residential mortgages	243,450	235,640
Consumer instalment and other personal	182,670	180,334
Credit card	34,242	36,564
Business and government	293,533	236,517
Gross loans	753,895	689,055
Allowance for loan losses (Note 6)	(6,925)	(4,447)
Loans, net of allowance for loan losses	746,970	684,608
Other
Customers' liability under acceptances	14,395	13,494
Goodwill (Note 9)	17,823	16,976
Other intangibles	2,369	2,503
Land, buildings, equipment, and other depreciable assets (Note 2)	9,858	5,513
Deferred tax assets	1,623	1,799
Amounts receivable from brokers, dealers, and clients	31,427	20,575
Other assets (Note 10)	20,254	17,087
Total other miscellaneous assets	107,924	87,263
Total assets	1,673,745	1,415,290
LIABILITIES
Trading deposits (Notes 4, 11)	26,398	26,885
Derivatives (Note 4)	72,990	50,051
Securitization liabilities at fair value (Note 4)	13,473	13,058
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	94,164	105,131
Total financial liabilities other than non-trading deposits and other	207,025	195,125
Deposits (Notes 4, 11)
Personal	604,666	503,430
Banks	24,545	16,751
Business and government	449,095	366,796
Total deposits, other than trading	1,078,306	886,977
Other
Acceptances	14,395	13,494
Obligations related to securities sold short (Note 4)	28,731	29,656
Obligations related to securities sold under repurchase agreements (Note 4)	163,717	125,856
Securitization liabilities at amortized cost (Note 4)	14,516	14,086
Amounts payable to brokers, dealers, and clients	29,419	23,746
Insurance-related liabilities	6,922	6,920
Other liabilities (Notes 2, 12)	23,356	21,004
Total other miscellaneous liabilities	281,056	234,762
Subordinated notes and debentures (Notes 4, 13)	14,024	10,725
Total liabilities	1,580,411	1,327,589
EQUITY
Contributed surplus	124	157
Retained earnings	49,702	49,497
Accumulated other comprehensive income (loss)	15,970	10,581
Total equity	93,334	87,701
Total liabilities and equity	1,673,745	1,415,290
Common shares [member]
EQUITY
Issued capital (Note 14)	21,766	21,713
Treasury shares - (Note 14)	(25)	(41)
Preferred shares [member]
EQUITY
Issued capital (Note 14)	5,800	5,800
Treasury shares - (Note 14)	(3)	(6)
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	$ 10,175	$ 9,316